Financial instruments and fair value disclosures (Tables)	12 Months Ended
Sep. 30, 2023
Financial instruments and fair value disclosures
Summary of financial assets at amortised cost

	Carrying value	Fair value
$'000	30 September 2023	30 September 2023
Cash and cash equivalents	44,455	44,455
Trade and other receivables	1,273	1,273
	45,728	45,728

	Carrying value	Fair value
$'000	30 September 2022	30 September 2022
Cash and cash equivalents	48,966	48,966
Trade and other receivables	6,899	6,899
	55,865	55,865

	Carrying value	Fair value
$'000	30 September 2021	30 September 2021
Cash and cash equivalents	86,966	86,966
Trade and other receivables	57	57
	87,023	87,023

Summary of financial liabilities at amortised cost

	Carrying value	Fair value
$'000	30 September 2023	30 September 2023
Trade and other payables	18,831	18,831
Lease liabilities	8,402	8,402
	27,233	27,233

	Carrying value	Fair value
$'000	30 September 2022	30 September 2022
Trade and other payables	22,655	22,655
Lease liabilities	7,834	7,834
	30,489	30,489

	Carrying value	Fair value
$'000	30 September 2021	30 September 2021
Trade and other payables	16,659	16,659
	16,659	16,659

Schedule of Financial liabilities at fair value through profit or loss

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2023	2023	2023
Warrant liability	6	3	3
	6	3	3

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2022	2022	2022
Warrant liability	10,644	5,756	4,888
	10,644	5,756	4,888

Disclosure of Foreign exchange Risk

Year ended 30/09/2023	£'000
Parent	—
UK subsidiary	117,530
Total	117,530

The reasonable shifts in exchange rates below are based on historic volatility.

If the $/£ rates moved by +/- 11.39% then the effect on profit would be as follows:

Year ended 30/09/2023	$'000
Reasonable shift	(11.39)%
Total effect on Loss of +ve movements	(13,388)
Total effect on Loss of -ve movements	13,388

Summary of maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis

	Trade and	Deferred	Lease
2023	other	government	Liabilities
$'000	payables	grants		Total
On demand	—	—	—	—
Within one year	18,831	—	2,118	20,949
More than one year but less than two years	—	—	2,307	2,307
More than two year but less than five years	—	24	3,977	4,001
More than five years	—	—	—	—
	18,831	24	8,402	27,257

	Trade and	Deferred	Lease
2022	other	government	Liabilities
$'000	payables	grants		Total
On demand	—	—	—	—
Within one year	22,655	—	1,154	23,809
More than one year but less than two years	—	—	1,760	1,760
More than two year but less than five years	—	4,183	3,767	7,950
More than five years	—	—	—	—
	22,655	4,183	6,681	33,519

	Trade and	Deferred
2021	other	government		Convertible
$'000	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	17,069	—	—	—	17,069
More than one year but less than two years	—	—	—	—	—
More than two year but less than five years	—	2,459	—	—	2,459
More than five years	—	—	—	—	—
	17,069	2,459	—	—	19,528